Northern Lights Fund Trust III

Pinnacle Dynamic Growth Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Pinnacle Dynamic Growth Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 6, 2018, (SEC Accession 0001580642-18-005786).